REVENUE FROM CONTRACTS WITH CUSTOMERS	12 Months Ended
Dec. 31, 2021
Revenue From Contracts With Customers
REVENUE FROM CONTRACTS WITH CUSTOMERS

4.	REVENUE FROM CONTRACTS WITH CUSTOMERS

	Year Ended December 31, 2019 (As adjusted)
	Wastewater treatment	Exploration and mining	Total
	CNY	CNY	CNY
Segments
Type of goods or services
Sales of copper ores	—	12,969	12,969
Sales of water treatment equipment	2,275	—	2,275
Construction contract revenue	37,773	—	37,773
Operation and maintenance services	3,245	—	3,245
Operation services of service concession arrangement	2,295	—	2,295
Construction services of service concession arrangement	88,622	—	88,622
Total revenue from contracts with customers	134,210	12,969	147,179

Geographic market
Mainland China	134,210	12,969	147,179

Timing of revenue recognition
At a point in time	2,275	12,969	15,244
Over time	131,935	—	131,935
Total revenue from contracts with customers	134,210	12,969	147,179

	Year Ended December 31, 2020 (As adjusted)
	Wastewater treatment	Exploration and mining	Total
	CNY	CNY	CNY
Segments
Type of goods or services
Sales of copper ores	—	6,867	6,867
Construction contract revenue	7,665	—	7,665
Operation and maintenance services	3,561	—	3,561
Operation services of service concession arrangement	2,295	—	2,295
Construction services of service concession arrangement	22,110	—	22,110
Total revenue from contracts with customers	35,631	6,867	42,498

Geographic market
Mainland China	35,631	6,867	42,498

Timing of revenue recognition
At a point in time	—	6,867	6,867
Over time	35,631	—	35,631
Total revenue from contracts with customers	35,631	6,867	42,498

	Year Ended December 31, 2021
	Wastewater treatment	Exploration and mining	Total	Total
	CNY	CNY	CNY	US$
Segments
Type of goods or services
Construction contract revenue	12,203	—	12,203	1,920
Operation and maintenance services	183	—	183	29
Operation services of service concession arrangement	5,953	—	5,953	937
Construction services of service concession arrangement	396	—	396	62
Total revenue from contracts with customers	18,735	—	18,735	2,948

Geographic market
Mainland China	18,735	—	18,735	2,948

Timing of revenue recognition
Over time	18,735	—	18,735	2,948
Total revenue from contracts with customers	18,735	—	18,735	2,948

(i) Disaggregated revenue information

As described in Note 2.5(aa) to the financial statements, revenue from construction contract revenue, operation and maintenance services, operation services of service concession arrangements, and construction services of service concession arrangements are recognized over time. Revenue from sales of water treatment equipment and copper ores is recognized at a point in time.

(ii) Performance obligation

The amounts of transaction prices allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as of December 31 are as follows:

	Year Ended December 31,
	2019	2020	2021	2021
	CNY	CNY	CNY	US$
	(As adjusted)	(As adjusted)
Amounts expected to be recognized as revenue:
Within one year	29,383	10,201	17,774	2,797
After one year	202,515	192,314	183,114	28,810
Amounts expected in Revenues	231,898	202,515	200,888	31,607

The amounts of transaction prices allocated to the remaining performance obligations which are expected to be recognized as revenue after one year relate to construction services, operation services and other services, of which the performance obligations are to be satisfied within 28 years. The amounts disclosed above do not include variable consideration, which is constrained.

The Group has applied the practical expedient under IFRS 15 and does not include information about revenue that the Group will be entitled to when it satisfies the remaining performance obligations for contracts with an original expected duration of one year or less.

(iii) Significant financing components

The majority of the Group’s customers are town/village government entities or main contractors of governmental infrastructure projects whose time of payment for the service or goods received from the Group depends on the appropriation and approval of funds. Certain customers for construction services, sales of wastewater treatment equipment, and maintenance services will generally settle the amounts owed to the Group in a number of specified installments covering periods ranging from one year to five years. Therefore, the Group’s management considers the contracts with customers which are town/village government entities or main contractors of the governmental infrastructure projects as containing a significant financing component. For each of the three years ended December 31, 2019, 2020, and 2021, the respective revenue considerations were adjusted for this financing component based on an imputed interest rate of 4.75% per annum and the Group’s revenue was adjusted to CNY 3,300 (as adjusted), CNY991 (as adjusted) and CNY1,631(US$ 257), respectively. The interest income related to the significant financing components is disclosed in Note 5 to the financial statements.